Net income Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share ¥ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 16,411	$ 2,257		¥ 9,361
Net loss attributable to non-controlling interests	974	134		97
Numerator for basic net income per share calculation	¥ 17,385	$ 2,391		¥ 9,458
Denominator:
Weighted average number of ordinary shares (in Shares)	20,827,256,643	20,827,256,643		13,937,948,159
Denominator for basic net income per share calculation (in Shares)	20,827,256,643	20,827,256,643		13,937,948,159
Net income per ordinary share
Basic (in Yuan Renminbi per share) | (per share)	¥ 0.001		[1]	¥ 0.001

[1]	Less than 0.001 after in thousand and rounding.